Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

Note 6. Acquisitions

        Acquisitions have been accounted for using the acquisition method and, accordingly, the results of operations of the acquired businesses have been included in the Company's Consolidated Financial Statements since their dates of acquisition. The assets and liabilities of these businesses were recorded in the financial statements at their estimated fair values as of the acquisition dates.

Current Year

        During the year ended December 31, 2012, the Company completed several pest control and termite and lawn care acquisitions, along with several Merry Maids franchise acquisitions and the purchase of a distributor license agreement at ServiceMaster Clean. The total net purchase price for these acquisitions was $57.3 million. The Company recorded goodwill of $41.0 million and other intangibles of $16.8 million, related to these acquisitions.

Prior Years

        During the year ended December 31, 2011, the Company completed several pest control and termite and lawn care acquisitions for a total net purchase price of $57.1 million. Related to these acquisitions, the Company recorded goodwill of $39.5 million and other intangibles of $16.2 million.

        During the year ended December 31, 2010, the Company completed several pest control and termite and lawn care acquisitions, along with several Merry Maids franchise acquisitions, for a total net purchase price of $70.9 million. Related to these acquisitions, the Company recorded goodwill of $50.2 million and other intangibles of $17.6 million.

Cash Flow Information for Acquisitions

        Supplemental cash flow information regarding the Company's acquisitions, excluding the Merger, is as follows:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Purchase price (including liabilities assumed)	$61,792	$58,844	$73,142
Less liabilities assumed	(4,499)	(1,700)	(2,243)

Net purchase price	$57,293	$57,144	$70,899

Net cash paid for acquisitions	$46,138	$44,365	$57,941
Seller financed debt	11,155	12,779	12,958

Payment for acquisitions	$57,293	$57,144	$70,899